SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 01, 2018	Jun. 30, 2018
Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$ 272,008		$ 275,216
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts	221,581	$ 161,012	161,012
Inventories	35,568	58,074	58,074
Deferred revenue	141,365		137,692
Other tax payables	6,054	7,801	7,801
Deferred tax liabilities	12,083		9,366
Income tax payable	3,668		3,746
Retained earnings	660,329	$ 578,079	578,079
Accumulated other comprehensive income	(32,281)		$ (5,453)
Balances under previous basis [Member]
Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	271,048
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts	166,946
Inventories	55,266
Deferred revenue	142,863
Other tax payables	(962)
Deferred tax liabilities	7,486
Income tax payable	8,265
Retained earnings	628,627
Accumulated other comprehensive income	(30,958)
Effect of change higher/(lower) [Member]
Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	960
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts	54,635
Inventories	(19,698)
Deferred revenue	(1,498)
Other tax payables	7,016
Deferred tax liabilities	4,597
Income tax payable	(4,597)
Retained earnings	31,087
Accumulated other comprehensive income	$ (708)